Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plants and Equipment	Property, plants and equipment, net, are comprised of the following as of the below dates:
	Computers, furniture and equipment	Leasehold improvements	Motor vehicles	Software	Total
Cost:
Balance as of January 1, 2024	$137,060	$43,132	$5,562	$2,750	$188,504
Measurement period adjustments	(94)	81	3	(452)	(462)
Initially consolidated company	2,379	698	760	-	3,837
Purchases	10,843	5,164	427	122	16,556
Disposals	(5,851)	(285)	(1,521)	-	(7,657)
Exchange rate differences from translation of foreign operations	(1,256)	(515)	(70)	(333)	(2,174)

Balance as of December 31, 2024	$143,081	$48,275	$5,161	$2,087	$198,604

Accumulated depreciation:
Balance as of January 1, 2024	$103,951	$25,535	$3,880	$2,207	$135,573
Measurement period adjustments	2		1	(445)	(442)
Initially consolidated company	1,827	172	337	-	2,336
Depreciation	13,318	3,342	547	80	17,287
Disposals	(4,995)	(220)	(1,125)	-	(6,340)
Exchange rate differences from translation of foreign operations	(643)	(303)	(324)	(335)	(1,605)

Balance as of December 31, 2024	$113,460	$28,526	$3,316	$1,507	$146,809

Depreciated cost as of December 31, 2024	$29,621	$19,749	$1,845	$580	$51,795

	Computers, furniture and equipment	Leasehold improvements	Motor vehicles	Software	Total
Cost:

Balance as of January 1, 2023	$139,977	$42,816	$7,497	$2,419	$192,709
Initially consolidated company	3,215	2,051	12	25	5,303
Purchases	12,402	3,160	278	463	16,303
Disposals	(15,564)	(3,746)	(1,990)	(110)	(21,410)
Exchange rate differences from translation of foreign operations	(2,970)	(1,149)	(235)	(47)	(4,401)

Balance as of December 31, 2023	$137,060	$43,132	$5,562	$2,750	$188,504

Accumulated depreciation:

Balance as of January 1, 2023	$105,874	$24,762	$4,844	$2,258	$137,738
Initially consolidated company	2,002	709	3	21	2,735
Depreciation	13,500	4,223	693	97	18,513
Disposals	(15,224)	(3,490)	(1,488)	(110)	(20,312)
Exchange rate differences from translation of foreign operations	(2,201)	(669)	(172)	(59)	(3,101)

Balance as of December 31,2023	$103,951	$25,535	$3,880	$2,207	$135,573

Depreciated cost as of December 31, 2023	$33,109	$17,597	$1,682	$543	$52,931